EFMT 2025-NQM3 ABS 15G

Exhibit 99.21

Report Pulled:	7/10/2025
Loan Count:	378 / 422
Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	27	7.14%
Appraised Value	9	2.38%
CLTV	6	1.59%
Debt Service Coverage Ratio	196	51.85%
First Payment Due Date	2	0.53%
Loan Purpose	58	15.34%
LTV	15	3.97%
Maturity Date	3	0.79%
Original Interest Rate	1	0.26%
Original Loan Amount	1	0.26%
Original Qualifying FICO Score	3	0.79%
Origination/Note Date	123	32.54%
Originator Back-End DTI	13	3.44%
Property Type	22	5.21%
Sales Price	1	0.24%
Subject Street Address	1	0.24%
The Original Principal and Interest Payment Amount	4	1.06%